COLUMBIA FUNDS VARIABLE INSURANCE TRUST

225 Franklin Street

Boston, MA 02110

May 1, 2015

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS VARIABLE INSURANCE TRUST (the Registrant)
Columbia Variable Portfolio – Asset Allocation Fund
Columbia Variable Portfolio – Contrarian Core Fund
Columbia Variable Portfolio – Core Bond Fund
Columbia Variable Portfolio – Diversified Absolute Return Fund (formerly known as Columbia Variable Portfolio – Multi-Strategy Alternatives Fund)
Columbia Variable Portfolio – Managed Volatility Conservative Fund
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Columbia Variable Portfolio – Managed Volatility Growth Fund
Columbia Variable Portfolio – Select Large Cap Growth Fund
Columbia Variable Portfolio – Small Cap Value Fund
Columbia Variable Portfolio – Small Company Growth Fund
Columbia Variable Portfolio – Strategic Income Fund
Variable Portfolio – AQR Managed Futures Strategy Fund
Variable Portfolio – Multi-Manager Diversified Income Fund
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund
Variable Portfolio – Pyrford International Equity Fund

Post-Effective Amendment No. 61
File Nos. 033-14954 /811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 61 (Amendment). This Amendment was filed electronically on April 29, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Variable Insurance Trust